RISK AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
RISK AND UNCERTAINTIES

NOTE 17 – RISK AND UNCERTAINTIES

(a)	Customers Concentrations

For the years ended December 31, 2025, 2024 and 2023, there was one customer who accounted for 10% or more of the Company’s revenues. These customers individually accounted for 11%, 22% and 20% of the total revenues for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025 and 2024, there were two customers who each accounted for more than 10% of total accounts receivable. These two customers accounted for 27% and 14% of total accounts receivable as of December 31, 2025 and 20% and 13% of total accounts receivable as of December 31, 2024, respectively.

(b)	Vendors Concentrations

For the year ended December 31, 2025, there were two vendors who accounted for 10% or more of the Company’s cost of revenues. These vendors accounted for 18% and 12% of the total cost of revenues for the year ended December 31, 2025.

For the years ended December 31, 2024 and 2023, there was one single vendor who accounted for 10% or more of the Company’s cost of revenues. The single vendor accounted for 24% and 28% of the total cost of revenues for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2025 and 2024, there was one single vendor who accounted for more than 10% of total accounts payable. The one single vendor accounted for 42% and 19% of total accounts payable as of December 31, 2025 and 2024, respectively.

(c)	Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective accounts receivable. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of accounts receivable for the years ended December 31, 2025, 2024 and 2023 was $747,943, $1,360,656 and $2,131,371.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposits, prepayments and other receivables

The Company assessed the impairment for its other receivables individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. Based on the impairment assessment performed by the Company, the directors consider the loss allowance for deposits, prepayments and other receivables as of December 31, 2025 and 2024 was $0 and $1,749,619, respectively.

(d)	Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s variable-rates short-term bank loans and bank balances.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

The Company’s monetary assets and liabilities are mainly denominated in HK$ and NT$, which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of $ is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

(e)	Economic and political risks

The Company’s operations are mainly conducted in HK SAR. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in HK SAR.

The Company’s operations in HK SAR are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in HK SAR, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

(f)	Inflation Risk

Management monitors changes in prices levels. Historically inflation has not materially impacted the Company’s consolidated financial statements; however, significant increases in the price of labor that cannot be passed to the Company’s customers could adversely impact the Company’s results of operations.